Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000069425
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Hedged Equity Fund
Trading Symbol	HEDJ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
AssetsNet	$ 1,735,356,850
Holdings Count | Holding	130
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,735,356,850 # of Portfolio Holdings130 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	24.2%
Financials	23.8%
Consumer Staples	11.2%
Consumer Discretionary	10.1%
Information Technology	8.7%
Materials	7.3%
Health Care	6.4%
Communication Services	6.0%
Energy	1.7%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Banco Bilbao Vizcaya Argentaria SA	9.2%
Banco Santander SA	4.8%
Deutsche Telekom AG	4.6%
Siemens AG	4.4%
LVMH Moet Hennessy Louis Vuitton SE	3.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.4%
ASML Holding NV	3.2%
Sanofi SA	3.0%
L'Oreal SA	2.7%
SAP SE	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000151994
Shareholder Report [Line Items]
Fund Name	WisdomTree European Opportunities Fund
Trading Symbol	OPPE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree European Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree European Opportunities Fund	$32	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[2]
AssetsNet	$ 165,201,074
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$165,201,074 # of Portfolio Holdings85 Portfolio Turnover Rate114%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	30.7%
Financials	22.8%
Consumer Staples	7.8%
Materials	7.4%
Energy	7.3%
Utilities	7.3%
Health Care	5.0%
Consumer Discretionary	4.4%
Communication Services	3.3%
Information Technology	1.9%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Glencore PLC	1.9%
Rheinmetall AG	1.8%
Safran SA	1.8%
ABB Ltd.	1.7%
Bank of Ireland Group PLC	1.7%
Leonardo SpA	1.7%
ORLEN SA	1.6%
AIB Group PLC	1.6%
UniCredit SpA	1.6%
Eni SpA	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000248668
Shareholder Report [Line Items]
Fund Name	WisdomTree India Hedged Equity Fund
Trading Symbol	INDH
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[3]
AssetsNet	$ 6,373,292
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,373,292 # of Portfolio Holdings78 Portfolio Turnover Rate3%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	25.4%
Consumer Discretionary	14.5%
Energy	11.9%
Information Technology	11.6%
Materials	8.2%
Industrials	7.8%
Consumer Staples	7.8%
Health Care	5.5%
Communication Services	5.1%
Utilities	4.1%
Other Sectors	0.4%
Other Assets and Liabilities, Net	(2.3)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HDFC Bank Ltd.	9.2%
Reliance Industries Ltd.	8.9%
ICICI Bank Ltd.	6.9%
Infosys Ltd.	5.1%
Bharti Airtel Ltd.	4.6%
Mahindra & Mahindra Ltd.	3.3%
Tata Consultancy Services Ltd.	2.9%
Axis Bank Ltd.	2.6%
Larsen & Toubro Ltd.	2.4%
Hindustan Unilever Ltd.	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000135785
Shareholder Report [Line Items]
Fund Name	WisdomTree International Hedged Quality Dividend Growth Fund
Trading Symbol	IHDG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[4]
AssetsNet	$ 2,266,144,985
Holdings Count | Holding	268
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,266,144,985 # of Portfolio Holdings268 Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	21.8%
Consumer Discretionary	17.0%
Information Technology	16.7%
Health Care	12.9%
Materials	7.4%
Energy	6.4%
Communication Services	6.2%
Financials	5.1%
Consumer Staples	4.9%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BP PLC	5.1%
Industria de Diseno Textil SA	4.2%
ASML Holding NV	3.8%
GSK PLC	3.7%
SAP SE	3.5%
UBS Group AG	3.2%
Nintendo Co. Ltd.	2.9%
Deutsche Post AG	2.7%
Airbus SE	2.4%
Imperial Brands PLC	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033618
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Hedged Equity Fund
Trading Symbol	DXJ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[5]
AssetsNet	$ 3,999,310,596
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,999,310,596 # of Portfolio Holdings434 Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	24.8%
Consumer Discretionary	19.1%
Financials	17.7%
Information Technology	10.2%
Materials	9.5%
Consumer Staples	6.6%
Health Care	5.9%
Communication Services	3.4%
Energy	1.8%
Other Sectors	0.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Toyota Motor Corp.	4.6%
Sumitomo Mitsui Financial Group, Inc.	3.2%
Japan Tobacco, Inc.	3.0%
Mitsubishi Corp.	2.9%
Mizuho Financial Group, Inc.	2.8%
Honda Motor Co. Ltd.	2.6%
Nintendo Co. Ltd.	2.5%
ITOCHU Corp.	2.1%
Tokio Marine Holdings, Inc.	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000127778
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Opportunities Fund
Trading Symbol	OPPJ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WisdomTree Japan Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Opportunities Fund	$32	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.58%	[6]
AssetsNet	$ 88,205,018
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$88,205,018 # of Portfolio Holdings117 Portfolio Turnover Rate118%
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	63.6%
Consumer Discretionary	11.4%
Financials	8.8%
Materials	4.8%
Communication Services	3.3%
Consumer Staples	2.3%
Information Technology	2.3%
Health Care	1.2%
Utilities	0.7%
Other Sectors	0.6%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Marubeni Corp.	10.6%
Mitsubishi Corp.	9.6%
Mitsui & Co. Ltd.	8.9%
Sumitomo Corp.	8.9%
ITOCHU Corp.	8.4%
Mitsubishi Heavy Industries Ltd.	2.1%
Integral Corp.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Hanwa Co. Ltd.	1.9%
Suzuki Motor Corp.	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.